Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - Significant unobservable inputs (Level 3) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 20,466	£ 20,795
Financial liabilities, at fair value	(6,420)	(7,469)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,769	1,677
Financial liabilities, at fair value	(35)	(49)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	44	37
Financial liabilities, at fair value	(643)	(434)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,631	9,949
Financial liabilities, at fair value	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,280	1,291
Financial liabilities, at fair value	(8)	(8)
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,207	2,667
Financial liabilities, at fair value	(464)	(615)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,523	2,362
Financial liabilities, at fair value	(2,043)	(2,858)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	182	1,513
Financial liabilities, at fair value	(177)	(1,474)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	342	290
Financial liabilities, at fair value	(694)	(603)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,488	1,009
Financial liabilities, at fair value	£ (2,356)	£ (1,428)